Property, plant and equipment - Additional information (Detail) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Modification of accounting standard transaction costs	£ 2,500
Lease payments		£ 692	£ 2,086	£ 2,212
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Reduction in Right of Use Assets	8,700
Reduction in Lease Liability	9,500
Gain on Modification of Lease	£ 700